S000008972 [Member] Investment Strategy - Western Asset Income Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests in a globally diverse portfolio of fixed income securities. The subadviser has broad discretion to invest in all types of fixed income securities and to allocate the fund’s assets among all segments of the global market for fixed income securities, with no specified minimum or maximum investment in any one segment, including U.S. and foreign corporate debt, including emerging market corporate debt, mortgage- and asset-backed securities, sovereign debt, including emerging market sovereign debt, and U.S. government obligations. Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).
The fund may invest without limit in securities rated below investment grade (that is, securities rated below the Baa/BBB categories, or, if unrated, determined to be of comparable credit quality by the subadviser). Below investment grade securities are commonly referred to as “high yield” or “junk” bonds. The fund may invest without limit in foreign securities denominated either in U.S. dollars or foreign currencies.
The fund may invest in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until the final payment on the security is due. The dollar-weighted average effective duration of the fund’s portfolio, as estimated by the subadviser, is normally expected to be between 0 and 10 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of particular features of a security (for example, some bonds can be prepaid by the issuer).
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, forwards, interest rate swaps and other swaps (including buying and selling credit default swaps and options on credit default swaps), foreign currency futures, forwards and options, and futures contracts, and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in the Prospectus.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.